Related Parties - Summary of Loans and Others Arising From Related Party Transaction (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2024 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 567,686
Changes in Loans receivable transactions between related parties
Loans	14,086
Collection	(83,181)
Others	12,625
Ending balance	511,216
KNOC Nigerian East & West Oil Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	32,153
Changes in Loans receivable transactions between related parties
Loans	913
Collection	0
Others	0
Ending balance	33,066
KNOC Nigerian East & West Oil Co., Ltd. | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(25,543)
Changes in Loans receivable transactions between related parties
Loans	(913)
Collection	0
Others	(6,610)
Ending balance	(33,066)
Nepal Water & Energy Development Company Private Limited | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	18,052
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(18,052)
Others	0
Ending balance	0
Xe-Pian Xe-Namnoy Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	23,337
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	3,269
Ending balance	26,606
PT. Cirebon Energi Prasarana | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	35,542
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(3,658)
Others	6,981
Ending balance	38,865
Bigeum Resident Photovoltaic Power Co., Ltd | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	9,525
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(9,525)
Ending balance	0
Daejung Offshore Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,000
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	1,000
Bitgoel Eco Energy Co., Ltd. [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	30,885
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(4,260)
Others	0
Ending balance	26,625
Saemangeum Sebit Power Plant Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	28,970
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(1,420)
Others	0
Ending balance	27,550
Solaseado Solar Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	35,000
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(71)
Others	0
Ending balance	34,929
Recursos Solares PV De Mexico II, S.A. De C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	10,589
Changes in Loans receivable transactions between related parties
Loans	2,074
Collection	0
Others	1,650
Ending balance	14,313
HORUS SOLAR, S.A. DE C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	11,199
Changes in Loans receivable transactions between related parties
Loans	798
Collection	0
Others	1,680
Ending balance	13,677
SUNMEX RENOVABLES, S.A. DE C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	17,210
Changes in Loans receivable transactions between related parties
Loans	2,018
Collection	0
Others	2,565
Ending balance	21,793
Kelar S.A | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	40,985
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(11,582)
Others	(10,112)
Ending balance	19,291
DE Energia SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	7,386
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	1,034
Ending balance	8,420
Daehan Wind Power PSC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	14,872
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	2,084
Ending balance	16,956
Bitsolar Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,165
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	3,165
Daesan Green Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	2,411
Changes in Loans receivable transactions between related parties
Loans	80
Collection	0
Others	0
Ending balance	2,491
Yangyang Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,257
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	3,257
Nghi Son 2 Power LLC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	189,991
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(43,906)
Others	22,516
Ending balance	168,601
Pulau Indah Power Plant Sdn. Bhd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	9,963
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(9,963)
Ending balance	0
Guadalupe Solar SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,161
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(232)
Others	423
Ending balance	3,352
Foresight Iberian Solar Group Holding, S.L. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	64,318
Changes in Loans receivable transactions between related parties
Loans	222
Collection	0
Others	6,597
Ending balance	71,137
Capman Lynx SCA, SICAR | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	35,210
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	35,210
Capman Lynx SCA, SICAR | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(35,210)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	(35,210)
S-Power Chile SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	258
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	36
Ending balance	294
Omisan Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	8,894
Collection	0
Others	0
Ending balance	₩ 8,894